Other current assets and assets held for sale - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Assets [Line Items]
Assets held for sale	€ 94	€ 223
Germany
Schedule of Other Assets [Line Items]
Property held for sale	29
TCCC franchise intangible
Schedule of Other Assets [Line Items]
Assets held for sale	€ 40